Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 1.4%
Ansell Ltd.	171,812	3,450,369
Canada 7.1%
Alimentation Couche-Tard, Inc., Class B	147,147	4,834,371
Cameco Corp.	225,353	2,084,515
Cott Corp.	390,554	5,221,707
Stars Group, Inc. (The)(a)	118,243	2,869,950
Yamana Gold, Inc.	844,342	3,022,744
Total		18,033,287
China 1.8%
BeiGene Ltd., ADR(a)	1,996	405,767
Tencent Holdings Ltd.	96,800	4,084,491
Total		4,490,258
Denmark 0.6%
Novo Nordisk A/S, Class B	27,546	1,548,420
Finland 2.6%
Neste OYJ	63,118	2,133,591
UPM-Kymmene OYJ	136,439	4,557,959
Total		6,691,550
France 8.5%
AXA SA	115,037	3,129,838
Capgemini SE	43,180	5,107,922
DBV Technologies SA, ADR(a)	47,722	372,231
Eiffage SA	31,800	3,471,065
Sanofi	31,567	2,942,637
Total SA	122,374	6,419,101
Total		21,442,794
Germany 4.0%
Aroundtown SA	372,319	3,230,844
Bayer AG, Registered Shares	33,725	2,547,067
Covestro AG	66,409	3,106,944
Duerr AG	39,137	1,202,406
Total		10,087,261
Hong Kong 1.1%
WH Group Ltd.	2,726,000	2,799,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	15,638	332,620
Israel 1.5%
Bank Hapoalim BM	387,015	3,121,055
Bezeq Israeli Telecommunication Corp., Ltd.(a)	872,151	727,584
Total		3,848,639
Italy 1.2%
Recordati SpA	70,322	2,947,908
Japan 27.1%
Amano Corp.	125,000	3,741,894
Bandai Namco Holdings, Inc.	25,700	1,558,871
BayCurrent Consulting, Inc.	52,900	2,837,117
CYBERDYNE, Inc.(a)	51,300	287,138
Invincible Investment Corp.	5,793	3,445,243
ITOCHU Corp.	207,300	4,526,252
Kinden Corp.	107,600	1,607,119
Koito Manufacturing Co., Ltd.	49,800	2,568,773
Matsumotokiyoshi Holdings Co., Ltd.	124,700	4,768,266
Meitec Corp.	30,200	1,598,772
Mitsubishi UFJ Financial Group, Inc.	608,000	3,222,881
Nihon M&A Center, Inc.	123,900	4,131,839
Nippon Telegraph & Telephone Corp.	94,000	4,748,796
ORIX Corp.	243,700	3,994,763
Recruit Holdings Co., Ltd.	59,100	2,142,279
Round One Corp.	146,900	1,480,192
Shionogi & Co., Ltd.	57,100	3,361,170
Ship Healthcare Holdings, Inc.	30,600	1,271,345
Sony Corp.	73,200	4,645,119
Subaru Corp.	107,100	2,806,869
Takeda Pharmaceutical Co., Ltd.	150,877	6,147,194
Takuma Co., Ltd.	227,300	2,605,624
ValueCommerce Co., Ltd.	69,700	1,295,072
Total		68,792,588
Columbia Overseas Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.5%
ABN AMRO Bank NV	121,028	2,062,713
ASR Nederland NV	98,425	3,658,344
ING Groep NV	402,829	4,632,454
Koninklijke Ahold Delhaize NV	186,990	4,816,197
Signify NV	128,525	3,833,854
Total		19,003,562
Norway 2.5%
BW LPG Ltd.	231,785	2,000,355
SalMar ASA	89,104	4,241,611
Total		6,241,966
Pakistan 0.5%
Lucky Cement Ltd.	242,850	657,461
Oil & Gas Development Co., Ltd.	643,300	546,785
Total		1,204,246
Russian Federation 0.8%
Sberbank of Russia PJSC, ADR	138,865	2,032,397
Singapore 0.9%
DBS Group Holdings Ltd.	120,600	2,225,670
South Korea 2.6%
Hyundai Home Shopping Network Corp.	21,316	1,537,634
Samsung Electronics Co., Ltd.	73,798	3,154,782
Youngone Corp.	60,547	1,824,552
Total		6,516,968
Spain 3.3%
ACS Actividades de Construccion y Servicios SA	108,725	4,226,469
Endesa SA	85,073	2,312,689
Tecnicas Reunidas SA(a)	75,573	1,841,669
Total		8,380,827
Sweden 1.8%
Granges AB	144,867	1,445,440
Hemfosa Fastigheter AB	247,044	3,013,125
Total		4,458,565
Switzerland 3.9%
Nestlé SA, Registered Shares	39,184	4,069,056
Roche Holding AG, Genusschein Shares	19,165	5,908,435
Total		9,977,491
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.5%
BP PLC	503,669	3,137,105
British American Tobacco PLC	102,908	4,072,970
BT Group PLC	1,181,926	2,926,145
Crest Nicholson Holdings PLC	300,373	1,494,091
DCC PLC	56,816	4,851,413
GW Pharmaceuticals PLC, ADR(a)	4,346	443,770
John Wood Group PLC	316,106	1,436,415
Just Group PLC(a)	1,961,751	1,681,030
Legal & General Group PLC	953,874	3,461,587
Royal Dutch Shell PLC, Class B	150,439	4,267,445
TP ICAP PLC	850,814	4,246,869
WPP PLC	179,133	2,313,097
Total		34,331,937
United States 4.3%
ACADIA Pharmaceuticals, Inc.(a)	8,082	366,034
Aerie Pharmaceuticals, Inc.(a)	28,540	541,975
Alexion Pharmaceuticals, Inc.(a)	8,357	952,196
Broadcom, Inc.	5,958	1,883,979
Burford Capital Ltd.	213,624	2,277,769
Insmed, Inc.(a)	21,927	505,417
Liberty Global PLC, Class C(a)	140,997	3,031,435
Puma Biotechnology, Inc.(a)	11,855	112,504
Quotient Ltd.(a)	107,618	924,439
Sage Therapeutics, Inc.(a)	2,406	372,377
Total		10,968,125
Total Common Stocks (Cost $240,925,438)		249,806,739

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
United States 0.4%
iShares MSCI EAFE ETF	13,924	949,338
Total Exchange-Traded Equity Funds (Cost $921,908)		949,338

2	Columbia Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2019 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	1,365,817	1,365,817
Total Money Market Funds (Cost $1,365,710)		1,365,817
Total Investments in Securities (Cost $243,213,056)		252,121,894
Other Assets & Liabilities, Net		1,255,604
Net Assets		$253,377,498
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,408,000 CAD	7,940,153 USD	Morgan Stanley	12/19/2019	103,031	—
3,456,000 GBP	4,468,384 USD	Morgan Stanley	12/19/2019	—	(4,671)
8,731,000 ILS	2,482,041 USD	Morgan Stanley	12/19/2019	—	(32,939)
833,812,000 JPY	7,696,554 USD	Morgan Stanley	12/19/2019	64,714	—
6,382,980,000 KRW	5,456,942 USD	Morgan Stanley	12/19/2019	50,214	—
33,991,000 NOK	3,725,567 USD	Morgan Stanley	12/19/2019	38,353	—
9,921,693 USD	14,458,000 AUD	Morgan Stanley	12/19/2019	—	(137,675)
3,936,147 USD	3,883,000 CHF	Morgan Stanley	12/19/2019	—	(46,087)
1,239,699 USD	8,288,000 DKK	Morgan Stanley	12/19/2019	—	(15,728)
4,714,034 USD	4,235,000 EUR	Morgan Stanley	12/19/2019	—	(41,656)
1,749,460 USD	16,812,000 SEK	Morgan Stanley	12/19/2019	8,198	—
3,211,667 USD	4,373,000 SGD	Morgan Stanley	12/19/2019	—	(13,634)
Total				264,510	(292,390)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Puma Biotechnology, Inc.	JPMorgan	USD	(111,982)	(118)	10.00	12/20/2019	(6,967)	(12,390)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	2,544,191	43,751,282	(44,929,656)	1,365,817	(51)	107	26,263	1,365,817
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2019 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Quarterly Report 2019